Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill Impairment	[1]	$ 0	$ 0	$ 97
Carrying value of senior notes		16,200	14,200
Senior Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of senior notes		$ 19,000	$ 15,600

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.